Lines of Credit and Long-Term Obligation - Revolver Balance (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Lines of Credit and Long-Term Obligation
Debt, Current		$ 135,968	$ 53,580
Less: Deferred Finance Costs	$ (125)	(208)	(375)
Bank of America Revolving Credit Agreement
Lines of Credit and Long-Term Obligation
Debt, Current		$ 136,176	$ 53,955